Property, Plant and Equipment - Summary of Details of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 12,295	$ 11,428
Less: accumulated depreciation	(4,970)	(3,919)
Total property and equipment, net	7,325	7,509
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	9,525	9,510
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	98	136
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	495	136
Computer Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,177	$ 1,646